Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Disclosure of commitments and contingencies [abstract]
Commitments and Contingencies
23.
COMMITMENTS AND CONTINGENCIES

Viking newbuilding program

River Newbuilds and Charters

A summary of the river newbuilding program as of December 31, 2025 is outlined below. The aggregate contract price of the river vessels on order listed in the table below was $826.0 million, based on the euro to U.S. dollar exchange rate as of December 31, 2025, which was 1.17. In December 2025, the Group was informed that the delivery of eight river vessels would be delayed. Two vessels originally scheduled for delivery in December 2025 will now be delivered in 2026 and six vessels originally scheduled for delivery in the first half of 2026 will now be delivered later in 2026. The table below reflects the updated delivery timing.

River Vessels	Number of Vessels	Expected Delivery
Longships	7	2026
Longship-Seine	1	2026
Longships	4	2027
Longship-Douro	1	2027
Longships	4	2028
Total	17

In 2025, the Group secured the following options for additional river vessels:

River Vessels - Options	Number of Vessels	Expected Delivery	Option Exercise Date
Longships	4	2029	September 2026
Longships	4	2030	September 2027
Longships	4	2031	September 2028
Longships	4	2032	September 2029

The Group has entered into raw materials agreements for four river vessels that will operate in Egypt. The Group expects these vessels to be delivered in 2026 and 2027.

In 2025, the Group entered into charter agreements for two 80-berth river vessels traveling through India for the 2027 through 2035 seasons and the 2028 through 2036 seasons, respectively. The Group has options to extend the charters for three additional seasons. See Note 10.

Ocean Newbuilds

A summary of the ocean newbuilding program as of December 31, 2025 is outlined below. In November 2025, the Group amended the shipbuilding contracts to accelerate the delivery dates for Ship XIX and Ship XX by six months each, and they are now scheduled to be delivered in 2029 and 2030, respectively. The aggregate contract price of the ocean ships on order listed in the table below was $4,625.6 million, based on the euro to U.S. dollar exchange rate as of December 31, 2025, which was 1.17. The Group has obtained financing for all ships, as described below.

Ocean Ships	Expected Delivery
Viking Mira	2026
Viking Libra	2026
Viking Astrea	2027
Viking Lyra	2028
Ship XVII	2028
Ship XVIII	2029
Ship XIX	2029
Ship XX	2030

In 2021 and 2022, the Group entered into SACE Financing for the Viking Mira, Viking Libra, Viking Astrea and Viking Lyra. In 2025, the Group entered into SACE Financing for Ship XVII, Ship XVIII, Ship XIX and Ship XX. These loans are for up to 80% of each newbuild’s contract price, including certain change orders, and 100% of the Export Credit Agency premium, and will be available for drawdown in USD. The interest rates for the loans are fixed. The Company and certain of its subsidiaries have jointly and severally guaranteed all of the Group’s SACE Financing.

In 2025, the Group entered into shipbuilding contracts for the ships outlined below conditioned upon certain financing conditions. If the financing conditions are not met by January 31, 2026, these contracts can be terminated by the Group or the shipyard. In November 2025, the Group amended the shipbuilding contracts to accelerate the delivery dates for Ship XXI and Ship XXII by six months each as reflected in the table below.

Ocean Ships	Expected Delivery
Ship XXI	2030
Ship XXII	2031

In 2024 and 2025, the Group secured the following options for additional ocean ships:

Ocean Ships - Options	Expected Delivery	Option Exercise Date
Ship XXIII	2032	July 2026
Ship XXIV	2032	July 2026
Ship XXV	2033	July 2027
Ship XXVI	2033	July 2027
Ship XXVII	2034	July 2028
Ship XXVIII	2034	July 2028

See Note 27 for events taking place subsequent to December 31, 2025.

As of December 31, 2025, the Group had aggregate future contractual commitments for river vessels and ocean ships on order, excluding any contracts that were not yet effective, of $4,549.4 million, based on the euro to U.S. dollar exchange rate as of December 31, 2025, which was 1.17.

Fuel commitments

The Group entered into contracts for a portion of its river fuel usage in Europe for the 2025 and 2026 seasons. As of December 31, 2025, the Group had contracts for the 2026 season for 64,700 cubic meters. The contract prices are fixed for specified volumes and periods and depend on the place of delivery ranging from $59.30 to $75.40 per 100 liters, excluding taxes. The Group may incur fees for unused fuel amounts in the period of the contracts, which may be for non-usage or to roll over unused amounts into the following year.

Contingencies

In the normal course of the Group’s business, various claims and lawsuits have been filed or are pending against the Group. Most of these claims and lawsuits are covered by insurance and, accordingly, the maximum amount of the Group’s liability is typically limited to its insurance deductible. In addition, new legislation, regulations or treaties, or claims related to interpretations or implementations thereof, could affect the Group’s business.

The Group has evaluated its overall exposure with respect to all of its threatened and pending claims and lawsuits and, to the extent required, the Group has accrued amounts for all estimable probable losses associated with its deemed exposure that are not covered by insurance. The Group intends to vigorously defend its legal position on all claims and lawsuits and, to the extent necessary, seek recovery.